Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 11.5%
AbbVie, Inc.
05/14/2025	3.600%	500,000	546,627
American Tower Corp.
08/15/2029	3.800%	400,000	439,861
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	260,828
AT&T, Inc.
06/30/2022	3.000%	250,000	256,486
02/01/2028	1.650%	250,000	243,200
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	237,000	259,665
Broadcom, Inc.(a)
04/15/2034	3.469%	263,000	265,820
Capital One Financial Corp.
01/30/2023	3.200%	500,000	523,521
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	408,756
Carrier Global Corp.
02/15/2027	2.493%	300,000	314,597
Cigna Corp.
10/15/2027	3.050%	250,000	268,467
10/15/2028	4.375%	250,000	286,237
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	241,106
Crown Castle International Corp.
02/15/2028	3.800%	300,000	329,229
CVS Health Corp.
06/01/2021	2.125%	250,000	250,175
03/09/2023	3.700%	35,000	37,034
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	547,917
Kellogg Co.
12/01/2023	2.650%	300,000	315,916
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	462,946
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	494,989
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	335,619
Sysco Corp.
07/15/2021	2.500%	250,000	250,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	256,598
09/21/2028	4.329%	250,000	288,196
Total			7,884,411
Total Corporate Bonds & Notes (Cost $7,638,389)			7,884,411

Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	0.040%	150,000	150,000
New York 0.5%
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.020%	300,000	300,000
Total Floating Rate Notes (Cost $450,000)			450,000

Municipal Bonds 83.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	614,700
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	291,458
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	288,625
Columbia U.S. Social Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	241,600
Total			1,436,383
Arizona 1.3%
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	247,914
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	112,883
02/15/2046	5.000%	210,000	233,797
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	293,980
Total			888,574
California 6.4%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	619,092
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	299,648	348,406
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	358,458
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	290,025
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	568,365
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	276,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	291,832
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	474,612
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	195,000	210,729
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	322,113
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2027	5.000%	100,000	126,847
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	488,604
Total			4,375,623
Colorado 2.9%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	293,680
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	733,464
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	299,352
Regional Transportation District Sales Tax
Refunding Revenue Bonds
FasTracks Project Green Bonds
Series 2021
11/01/2039	4.000%	400,000	490,628

2	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	153,930
Total			1,971,054
Connecticut 0.8%
State of Connecticut(d)
Revenue Bonds
Series 2021A
05/01/2032	5.000%	400,000	535,544
District of Columbia 1.4%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	285,303
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	640,765
Total			926,068
Florida 4.0%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	505,572
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	279,760
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	586,255
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	107,017
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	606,550
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	328,350
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	299,682
Total			2,713,186
Georgia 1.1%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	286,898
Forsyth County School District
Unlimited General Obligation Bonds
Series 2020
02/01/2030	5.000%	350,000	468,667
Total			755,565
Idaho 1.2%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	287,883
Idaho Housing & Finance Association(d)
Refunding Revenue Bonds
Series 2021A
07/15/2034	5.000%	250,000	333,087
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	175,000	186,207
Total			807,177
Illinois 4.5%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	394,342
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	345,042
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	365,043

Columbia U.S. Social Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	717,467
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	117,161
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	289,038
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	179,244
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	45,000	46,524
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	611,660
Total			3,065,521
Indiana 2.4%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	616,345
Indiana Finance Authority
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	439,792
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	269,393
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	302,628
Total			1,628,158
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	404,026
Louisiana 4.0%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	178,209
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	490,608
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	384,318
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	369,648
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	240,318
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	484,252
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	605,330
Total			2,752,683
Maine 0.8%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	264,023
Series 2018B
11/15/2038	3.750%	250,000	269,197
Total			533,220

4	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 3.0%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	326,916
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	515,325
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	352,524
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	274,175
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	576,168
Total			2,045,108
Massachusetts 2.4%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	365,373
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	281,985
Series 2017
07/01/2028	5.000%	200,000	245,710
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	215,773
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	544,150
Total			1,652,991
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.8%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2035	5.000%	150,000	183,999
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	484,720
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	293,530
Series 2015 (BAM)
07/01/2033	5.000%	250,000	293,305
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	550,385
12/01/2033	3.600%	80,000	87,617
Total			1,893,556
Minnesota 0.7%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	258,893
St. Cloud Housing & Redevelopment Authority(e)
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	0.000%	240,000	208,291
Total			467,184
Mississippi 1.8%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	298,308
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	345,444

Columbia U.S. Social Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	572,750
Total			1,216,502
Missouri 0.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	455,156
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	65,000	69,754
Total			524,910
Nevada 0.8%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	300,532
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	277,068
Total			577,600
New Hampshire 1.3%
New Hampshire Business Finance Authority(a),(f)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/40)
07/01/2045	3.750%	145,000	150,310
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	196,671	231,775
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	495,556
Total			877,641
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 1.7%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	613,420
New Jersey Housing & Mortgage Finance Agency(f)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	327,699
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	200,822
Total			1,141,941
New York 6.1%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	287,150
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	537,080
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	330,552
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	293,540
Series 2020C-1
11/15/2050	5.000%	150,000	183,525
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	579,240
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	399,156
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	367,689

6	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	324,318
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	365,406
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	267,055
State of New York Mortgage Agency(f)
Refunding Revenue Bonds
Series 2016-196
10/01/2035	3.650%	250,000	264,332
Total			4,199,043
North Carolina 2.1%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	266,042
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	304,098
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	360,468
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	500,000	529,405
Total			1,460,013
North Dakota 0.1%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Finance
Series 2017
07/01/2034	3.700%	40,000	42,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.2%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	288,470
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	301,660
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	491,936
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	458,548
Total			1,540,614
Oregon 0.7%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	507,244
Pennsylvania 5.1%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	387,783
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	227,610
06/15/2040	4.000%	250,000	284,572
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	354,846
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	200,000	234,964
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	629,030

Columbia U.S. Social Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	291,925
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	505,665
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	124,331
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	274,538
Series 2017E (BAM)
12/01/2035	5.000%	150,000	182,328
Total			3,497,592
Puerto Rico 1.3%
Puerto Rico Housing Finance Authority(g)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	859,747
Rhode Island 2.2%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	372,048
Rhode Island Housing & Mortgage Finance Corp.(f)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	266,535
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	534,445
Rhode Island Student Loan Authority(f)
Revenue Bonds
Student Loan Program
Series 2019A
12/01/2027	5.000%	250,000	305,610
Total			1,478,638
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.9%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	611,625
Texas 5.2%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	292,738
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	342,960
Carrollton-Farmers Branch Independent School District
Unlimited General Obligation Bonds
Dallas and Denton Counties
Series 2021
02/15/2030	5.000%	400,000	534,796
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	566,405
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2021
02/15/2032	4.000%	350,000	435,305
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	609,260
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay Senior Living/Village on the Park
Series 2016
07/01/2046	5.000%	100,000	72,949
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	285,145
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	115,597

8	Columbia U.S. Social Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	287,950
Total			3,543,105
Utah 0.7%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	512,975
Virginia 1.5%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	433,764
Series 2020E
07/01/2040	2.300%	585,000	602,024
Total			1,035,788
Washington 4.0%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	278,952
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	446,936
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	221,404
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	610,400
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	324,426
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	506,444
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	361,041
Total			2,749,603
West Virginia 1.6%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	594,070
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	474,714
Total			1,068,784
Wisconsin 0.6%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	102,922
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	311,148
Total			414,070
Wyoming 0.2%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	165,000	173,898
Total Municipal Bonds (Cost $53,348,154)			56,885,814

Money Market Funds 4.6%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	3,132,805	3,132,805
Total Money Market Funds (Cost $3,132,805)		3,132,805
Total Investments in Securities (Cost $64,569,348)		68,353,030
Other Assets & Liabilities, Net		(35,289)
Net Assets		$68,317,741

Columbia U.S. Social Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2021 (Unaudited)
At April 30, 2021, securities and/or cash totaling $71,400 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2021, the total value of these securities amounted to $2,193,037, which represents 3.21% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2021.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2021, the total value of these securities amounted to $208,291, which represents 0.30% of total net assets.
(f)	Income from this security may be subject to alternative minimum tax.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2021, the total value of these securities amounted to $859,747, which represents 1.26% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2021

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